Commitments and Contingencies (Tables)	3 Months Ended
Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of Lease Cost

The following table summarizes the Company’s costs included in the statements of operations related to right of use lease assets entered into through March 31, 2023 and 2022 (in thousands):

	For the Three Months Ended March 31,
Lease Cost	2023	2022
Operating lease cost
Research and development	$610	$3,744
General and administrative	294	302
Short-term lease cost	41	127
Sublease income	(49)	(63)
Total lease cost	$896	$4,110

Summary of Right of Use Lease Assets

	For the Three Months Ended March 31,
Other Information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$765	$3,160
Weighted-average remaining lease term-operating leases	5.80	5.90
Weighted-average discount rate-operating leases	9.45%	11.12%

Schedule of Future Minimum Lease Payments

The following table summarizes the Company’s contractual obligations as of March 31, 2023, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Contractual Obligations
Years Ended December 31,	Operating Leases
2023 (excluding the three months ended March 31, 2023)	2,268
2024	1,973
2025	686
2026	664
2027	331
Thereafter	—
Total payments	5,922
Less: imputed interest	(570)
Less: foreign exchange (gain)/loss	37
Total	$5,389